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                            RULE 497(j) CERTIFICATION



         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 30 to BB&T Fund's Registration Statement on Form N-1A filed on January 31, 2003 pursuant to Rule 485(b):

         1. Prospectus, dated February 1, 2003, relating to all BB&T Funds' (except the Equity Index Fund) Class A, Class B and Class C Shares;
         2. Prospectus, dated February 1, 2003, relating to all BB&T Funds' (except the Equity Index Fund) Institutional Shares;
         3. Prospectus, dated February 1, 2003, relating to the BB&T Money Market Funds' Class A, Class B, Class C and Institutional Shares;
         4. Prospectus, dated February 1, 2003, relating to the BB&T Small Company Growth Fund's Institutional Shares
         5. Statement of Additional Information, dated February 1, 2003, relating to all BB&T Funds (except Equity Index Fund).

The text of the Registration Statement was filed electronically.


                                           BB&T Funds
                                           Registrant



                                           */s/Walter B. Grimm
                                           --------------------
                                           Walter B. Grimm
                                           President


                                           *By /s/Alan G. Priest
                                           ----------------------
                                           Alan G. Priest
                                           Attorney in Fact

February 5, 2003